Subsequent Events (Details) ¥ in Thousands, $ in Millions				12 Months Ended
	Jan. 01, 2022 JPY (¥)	Oct. 01, 2021 JPY (¥)	Aug. 31, 2021 JPY (¥)	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2020 JPY (¥) item	Dec. 31, 2019 JPY (¥) item	Dec. 31, 2022 JPY (¥)	Aug. 31, 2022 JPY (¥)	Jun. 29, 2022 USD ($)	May 10, 2022 JPY (¥)	Apr. 19, 2022 USD ($)	Jan. 18, 2022 USD ($)	Oct. 31, 2021
Subsequent event
Number of salons | item				312	290	283
Nasdaq maintain a minimum market value | $									$ 35		$ 35	$ 35
Subsequent Event
Subsequent event
Corporate bond								¥ 40,000		¥ 50,000
Subsequent Event | Act on Settlement of Funds | Minimum
Subsequent event
Net assets							¥ 100,000
ZACC
Subsequent event
Percentage of ownership interest			100.00%										60.00%
Cash consideration	¥ 148,000	¥ 152,986	¥ 370,000
Initial payment to acquire businesses			69,014
Initial percentage of voting equity interests acquired		60.00%
Fair value of the consideration transferred			¥ 270,000
ZACC | Subsequent Event
Subsequent event
Fair value of the consideration transferred	¥ 148,000
Relaxation Salons
Subsequent event
Cash consideration				¥ 202,686	¥ 86,916	¥ 23,813
Directly-operated salons
Subsequent event
Number of salons | item				188	150	107
Franchise fees
Subsequent event
Number of salons | item				124	140	176